Document and Entity Information	Jun. 21, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001636282
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 21, 2023
Entity Registrant Name	AEGLEA BIOTHERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37722
Entity Tax Identification Number	46-4312787
Entity Address, Address Line One	805 Las Cimas
Entity Address, Address Line Two	Parkway
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	(512)
Local Phone Number	942-2935
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 Par Value
Trading Symbol	AGLE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false